Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Summary of Related Party Transactions
Net sales to related parties for the years ended December 31, 2022, 2021 and 2020 are as follows:

(in thousands)	2022	2021	2020
Net sales	$8,474	$9,089	$6,025
As of December 31, 2022 and 2021 balances with related parties are as follows:

(in thousands)	2022	2021
Accounts receivable	$5,136	$3,868
Prepaid expenses and other current assets	$11,929	$16,956
Accounts payable	$2,708	$4,149
Accrued and other current liabilities	$3,518	$1,558